Other assets - Deferred financing costs (Details) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred financing costs [Abstract]
Cost	15,536,000	12,747,000
Accumulated Amortization	11,723,000	7,397,000
Net Book Value	3,813,000	5,350,000
Amortization of deferred financing costs	4,326,000	1,623,000
Interest expense
Deferred financing costs [Abstract]
Amortization of deferred financing costs	4,326,000	1,623,000
Revolving Facilities | Credit facilities
Deferred financing costs [Abstract]
Cost	6,881,000
Accumulated Amortization	5,994,000
Net Book Value	887,000
Revolving Facilities | Credit facilities
Deferred financing costs [Abstract]
Cost		5,861,000
Accumulated Amortization		5,233,000
Net Book Value		628,000
Financing fees incurred in connection with debt modification	1,020,000	439,000
Series 1 Debentures | Corporate debentures
Deferred financing costs [Abstract]
Cost	8,655,000	6,886,000
Accumulated Amortization	5,729,000	2,164,000
Net Book Value	2,926,000	4,722,000
Financing fees incurred in connection with debt issuance	1,769,000	0
Unamortized deferred financing costs expensed upon redemption of notes	2,737,000